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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Riverstone Holdings LLC
Address:          712 Fifth Avenue
                  New York, New York  10019

Form 13F File Number:      028-12939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas Walker
Title:            Authorized Person
Phone:            212-993-0095

Signature, Place, and Date of Signing:

/s/ Thomas Walker                   New York, NY                 May 16, 2011
-----------------------            --------------             ------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          1
                                                           ------------------

Form 13F Information Table Entry Total:                                     3
                                                           ------------------

Form 13F Information Table Value Total:                            $3,380,022
                                                           ------------------
                                                               (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NO.        FORM 13F FILE NUMBER         NAME
     ------     ---------------------        ---------------------------------

     01         028-12940                    Riverstone Investment Group LLC


                                                    Riverstone Holdings LLC
                                                  Form 13F Information Table
                                                 Quarter Ended March 31, 2011




                         Title of     Cusip      Value      Shares or  SH/  Put/  Inv      Othr
Issuer                     Class      Number   (x$1000)     PRN AMT    PRN  Call  Disc     Mangrs    Sole       Shared     None
------------------------------------------------------------------------------------------------------------------------------------
COBALT INTL ENERGY INC    COM       19075F106 $1,258,477   74,862,984  SH         SHARED     1      74,862,984
                                                                                  (DEFINED)
KINDER MORGAN INC DEL     COM       49456B101 $1,764,990   59,547,572  SH         SHARED
                                                                                  (DEFINED)  1      59,547,572
NISKA GAS STORAGE         UNIT LTD                                                SHARED
PARTNERS L                LIABI     654678101 $  356,585   16,304,745  SH         (DEFINED)  1      16,304,745

                          Total               $3,380,022
                          (in thousands)

